Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our chief executive officer (“CEO” as used in the tables) and other named executive officers (“other NEOs”) and certain financial performance measures of Organon. For further information on Organon’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the CD&A section of this proxy statement.

Pay vs. Performance Table

					Average Summary		Value of Initial Fixed $100 Investment Based On:

Year	Summary Compen- sation Table Total for First CEO(1)(2) ($)	Summary Compen- sation Table Total for Second CEO(1)(2) ($)	Compen- sation Actually Paid for First CEO(1)(3) ($)	Compen- sation Actually Paid to Second CEO(1)(3) ($)	Compen- sation Table Total for Other NEOs(1)(2) ($)	Average Compen- sation Actually Paid to Other NEOs(1)(3) ($)	Total Share- holder Return(4) ($)	Peer Group Total Share- holder Return(4) ($)	Net Income ($M)(5)	Adjusted EBITDA ($M)(6)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	5,772,848	15,813,296	2,730,555	(9,838,163)	4,150,821	1,335,305	23.68	156.36	187	1,862

2024		17,117,424		16,377,730	4,418,474	4,221,915	48.05	129.75	864	2,109

2023		14,832,272		(553,768)	4,067,136	761,713	43.71	126.39	1,023	2,000

2022		13,532,980		11,727,234	4,131,865	3,726,599	79.65	120.52	917	2,232

2021		18,550,737		14,257,800	5,306,233	4,039,153	83.72	114.88	1,351	1,441

(1)

First CEO refers to Joseph Morrissey, our current Interim CEO, who became our Interim CEO on October 26, 2025. Second CEO refers to Kevin Ali who served as the Company’s CEO beginning in 2021 through October 26, 2025. The Company’s other NEOs for the applicable years were as follows:

Year	Other NEOs

2025	Matthew Walsh, Juan Camilo Arjona Ferreira, M.D., Rachel Stahler, Kirke Weaver

2024	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Juan Camilo Arjona Ferreira, M.D.

2023	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Kirke Weaver, Sandra Milligan, M.D.

2022	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Joseph Morrissey

2021	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Deborah Telman

(2)

The amounts reported in this column represent the (i) total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Ali, (ii) total compensation reported in the Summary Compensation Table for 2025 in the case of Mr. Morrissey, and (iii) average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs, as a group.

(3)

To calculate compensation actually paid (“CAP”), shown in columns (c) and (e), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Morrissey and Mr. Ali in 2025, and for the average of the other NEOs for 2025 is set forth in the following table. For prior year reconciliations, please refer to the Pay vs Performance section of our prior proxy statements. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	First CEO(d)	Second CEO(d)	Other NEO Average(d)

	2025	2025	2025

Summary Compensation Table Total(a)	$5,772,848	$15,813,296	$4,150,821

Less: Reported Fair Value of Equity Awards(b)	$4,115,815	$13,501,988	$2,765,297

Add: Year-End Fair Value of Equity Awards Granted in the Year that were Outstanding and Unvested as of Year-End(c)	$2,391,567	$—	$1,287,430

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year(c)	$(269,662)	$(98,848)	$(248,417)

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(c)	$(1,081,636)		$(1,120,235)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$33,253	$(689,717)	$31,002

Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Faile to Meeting Vesting Conditions	$—	$11,360,906	$—

Compensation Actually Paid	$2,730,555	$(9,838,163)	$1,335,305

(a)	Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the indicated year.
(c)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of the indicated fiscal year, as applicable.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between March 31, 2022 and March 31, 2025 used an expected term between 6.75 – 7.84 years in 2025, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 1.1% and 7.4% in 2025, as compared to a yield between 3.1% - 7.4% used to calculate the grant date fair value of the awards, (ii) for the 2023 performance awards that vest based on a Free Cash Flow metric and the 2024 and 2025 performance awards that vest based on a Cumulative Constant Currency Revenue metric, the PSU awards assumed a payout below target at the end of 2025 as compared to the grant date fair value calculations which assumed a payout at target, and (iii) for the 2024 and 2025 performance awards that vest based on a Free Cash Flow metric, the PSU awards assumed a payout above target at the end of 2025 as compared to the grant date fair value calculations which assumed a payout at target. For more information, see “Stock-Based Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(d)	See footnote 1 above for details regarding the First CEO, Second CEO and other NEOs included in the average for the indicated year.

(4)

The amounts reflect the cumulative total shareholder return of Organon common stock (column (f)) and the NYSE Arca Pharmaceutical Index (column (g)) at the end of each fiscal year. In each case, the comparison assumes an initial investment of $100 on June 3, 2021 (the day on which regular-way trading of Organon common stock commenced) in our common stock, and reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance. Because we were not an independent company prior to the spinoff, we have assumed a $100 investment as of the first day of regular trading of our stock following the spinoff.

(5)	The dollar amounts reported represent the net income reflected in Organon’s audited financial statements for the applicable year.
(6)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Organon’s assessment, represents the most important performance measure used to link compensation actually paid to NEOs to the Company’s performance in 2025. See Appendix A of this proxy statement for a reconciliation of 2025 Adjusted EBITDA used for purposes of determining the AIP, a non-GAAP measure, to the most directly comparable GAAP measure. The 2025 Adjusted EBITDA reported within this table differs from the Adjusted EBITDA amount reported in our fiscal year end 2025 earnings release filed with the SEC on February 24, 2026, because the Adjusted EBITDA reported herein was adjusted to exclude the impact of foreign currency exchange rates and certain business development expenses. The amount reported for 2021 ($1.441B) represents the Adjusted EBITDA for the post-spinoff period from June to December 2021.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote

Year	Other NEOs

2025	Matthew Walsh, Juan Camilo Arjona Ferreira, M.D., Rachel Stahler, Kirke Weaver

2024	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Juan Camilo Arjona Ferreira, M.D.

2023	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Kirke Weaver, Sandra Milligan, M.D.

2022	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Joseph Morrissey

2021	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Deborah Telman

Peer Group Issuers, Footnote

(4)

The amounts reflect the cumulative total shareholder return of Organon common stock (column (f)) and the NYSE Arca Pharmaceutical Index (column (g)) at the end of each fiscal year. In each case, the comparison assumes an initial investment of $100 on June 3, 2021 (the day on which regular-way trading of Organon common stock commenced) in our common stock, and reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance. Because we were not an independent company prior to the spinoff, we have assumed a $100 investment as of the first day of regular trading of our stock following the spinoff.

Adjustment To PEO Compensation, Footnote

To calculate compensation actually paid (“CAP”), shown in columns (c) and (e), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Morrissey and Mr. Ali in 2025, and for the average of the other NEOs for 2025 is set forth in the following table. For prior year reconciliations, please refer to the Pay vs Performance section of our prior proxy statements. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	First CEO(d)	Second CEO(d)	Other NEO Average(d)

	2025	2025	2025

Summary Compensation Table Total(a)	$5,772,848	$15,813,296	$4,150,821

Less: Reported Fair Value of Equity Awards(b)	$4,115,815	$13,501,988	$2,765,297

Add: Year-End Fair Value of Equity Awards Granted in the Year that were Outstanding and Unvested as of Year-End(c)	$2,391,567	$—	$1,287,430

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year(c)	$(269,662)	$(98,848)	$(248,417)

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(c)	$(1,081,636)		$(1,120,235)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$33,253	$(689,717)	$31,002

Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Faile to Meeting Vesting Conditions	$—	$11,360,906	$—

Compensation Actually Paid	$2,730,555	$(9,838,163)	$1,335,305

(a)	Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the indicated year.
(c)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of the indicated fiscal year, as applicable.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between March 31, 2022 and March 31, 2025 used an expected term between 6.75 – 7.84 years in 2025, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 1.1% and 7.4% in 2025, as compared to a yield between 3.1% - 7.4% used to calculate the grant date fair value of the awards, (ii) for the 2023 performance awards that vest based on a Free Cash Flow metric and the 2024 and 2025 performance awards that vest based on a Cumulative Constant Currency Revenue metric, the PSU awards assumed a payout below target at the end of 2025 as compared to the grant date fair value calculations which assumed a payout at target, and (iii) for the 2024 and 2025 performance awards that vest based on a Free Cash Flow metric, the PSU awards assumed a payout above target at the end of 2025 as compared to the grant date fair value calculations which assumed a payout at target. For more information, see “Stock-Based Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(d)	See footnote 1 above for details regarding the First CEO, Second CEO and other NEOs included in the average for the indicated year.

Non-PEO NEO Average Total Compensation Amount	$ 4,150,821	$ 4,418,474	$ 4,067,136	$ 4,131,865	$ 5,306,233
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,335,305	4,221,915	761,713	3,726,599	4,039,153
Adjustment to Non-PEO NEO Compensation Footnote

(3)

To calculate compensation actually paid (“CAP”), shown in columns (c) and (e), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Morrissey and Mr. Ali in 2025, and for the average of the other NEOs for 2025 is set forth in the following table. For prior year reconciliations, please refer to the Pay vs Performance section of our prior proxy statements. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	First CEO(d)	Second CEO(d)	Other NEO Average(d)

	2025	2025	2025

Summary Compensation Table Total(a)	$5,772,848	$15,813,296	$4,150,821

Less: Reported Fair Value of Equity Awards(b)	$4,115,815	$13,501,988	$2,765,297

Add: Year-End Fair Value of Equity Awards Granted in the Year that were Outstanding and Unvested as of Year-End(c)	$2,391,567	$—	$1,287,430

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year(c)	$(269,662)	$(98,848)	$(248,417)

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(c)	$(1,081,636)		$(1,120,235)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$33,253	$(689,717)	$31,002

Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Faile to Meeting Vesting Conditions	$—	$11,360,906	$—

Compensation Actually Paid	$2,730,555	$(9,838,163)	$1,335,305

(a)	Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the indicated year.
(c)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of the indicated fiscal year, as applicable.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between March 31, 2022 and March 31, 2025 used an expected term between 6.75 – 7.84 years in 2025, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 1.1% and 7.4% in 2025, as compared to a yield between 3.1% - 7.4% used to calculate the grant date fair value of the awards, (ii) for the 2023 performance awards that vest based on a Free Cash Flow metric and the 2024 and 2025 performance awards that vest based on a Cumulative Constant Currency Revenue metric, the PSU awards assumed a payout below target at the end of 2025 as compared to the grant date fair value calculations which assumed a payout at target, and (iii) for the 2024 and 2025 performance awards that vest based on a Free Cash Flow metric, the PSU awards assumed a payout above target at the end of 2025 as compared to the grant date fair value calculations which assumed a payout at target. For more information, see “Stock-Based Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(d)	See footnote 1 above for details regarding the First CEO, Second CEO and other NEOs included in the average for the indicated year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid (CAP) to CEOs and Average CAP to Other NEOs vs. Cumulative TSR of Company and the Peer Group

The following chart shows the relationship between CAP to our CEOs and average CAP to our other NEOs, and Organon’s TSR, as well as the relationship between Organon’s TSR and the TSR of our peer group (the NYSE Arca Pharmaceutical Index). We believe the CAP amounts reported above, both on an annual and cumulative basis, reflect the Talent Committee’s emphasis on “pay-for-performance”. CAP fluctuated year-over-year primarily as a result of changes in our stock performance, which affects the fair value of equity awards, and varying levels of achievement against pre-established performance goals. As described in greater detail in the CD&A, our executive compensation program is designed to align executive compensation with the achievement of our financial objectives and long-term shareholder value creation.

Compensation Actually Paid vs. Net Income

Relationship Between CAP to CEOs and Average CAP to Other NEOs vs. Net Income and Adjusted EBITDA

The following chart shows the relationship between CAP to our CEOs and average CAP to our other NEOs, and Organon’s Net Income and Adjusted EBITDA. Organon does not currently utilize Net Income as a metric in any of our incentive programs for our CEOs and other NEOs. Meanwhile, Adjusted EBITDA is a component of the AIP and our performance against Adjusted EBITDA goals impacts the value of CAP. However, due to our spinoff from Merck in June 2021, the movement in our Adjusted EBITDA from a seven-month post-spinoff period in 2021 to a full year in 2022 is not necessarily aligned with the aggregate CAP value. As required under SEC rules, CAP reflects the change in fair value of the equity awards granted to our CEOs and other NEOs through the vesting date and fiscal year-end date, which is most greatly influenced by changes in our stock price, and may not correlate to our Net Income or Adjusted EBITDA performance in a given year.

(1)	2021 Adjusted EBITDA of $1,441M used for purposes of determining the AIP awards only reflects the post-spinoff period from June to December 2021.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP to CEOs and Average CAP to Other NEOs vs. Net Income and Adjusted EBITDA

The following chart shows the relationship between CAP to our CEOs and average CAP to our other NEOs, and Organon’s Net Income and Adjusted EBITDA. Organon does not currently utilize Net Income as a metric in any of our incentive programs for our CEOs and other NEOs. Meanwhile, Adjusted EBITDA is a component of the AIP and our performance against Adjusted EBITDA goals impacts the value of CAP. However, due to our spinoff from Merck in June 2021, the movement in our Adjusted EBITDA from a seven-month post-spinoff period in 2021 to a full year in 2022 is not necessarily aligned with the aggregate CAP value. As required under SEC rules, CAP reflects the change in fair value of the equity awards granted to our CEOs and other NEOs through the vesting date and fiscal year-end date, which is most greatly influenced by changes in our stock price, and may not correlate to our Net Income or Adjusted EBITDA performance in a given year.

(1)	2021 Adjusted EBITDA of $1,441M used for purposes of determining the AIP awards only reflects the post-spinoff period from June to December 2021.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid (CAP) to CEOs and Average CAP to Other NEOs vs. Cumulative TSR of Company and the Peer Group

The following chart shows the relationship between CAP to our CEOs and average CAP to our other NEOs, and Organon’s TSR, as well as the relationship between Organon’s TSR and the TSR of our peer group (the NYSE Arca Pharmaceutical Index). We believe the CAP amounts reported above, both on an annual and cumulative basis, reflect the Talent Committee’s emphasis on “pay-for-performance”. CAP fluctuated year-over-year primarily as a result of changes in our stock performance, which affects the fair value of equity awards, and varying levels of achievement against pre-established performance goals. As described in greater detail in the CD&A, our executive compensation program is designed to align executive compensation with the achievement of our financial objectives and long-term shareholder value creation.

Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation

Below is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link CAP to the NEOs for 2025. Please see the CD&A (beginning on page 51) for a further description of these metrics and how they are used in the Company’s executive compensation program, including the AIP and 2025 PSUs:

• Adjusted EBITDA

• Constant Currency Revenue

• Relative TSR

Total Shareholder Return Amount	$ 2,368	4,805.00	4,371	7,965	8,372
Peer Group Total Shareholder Return Amount	15,636	12,975	12,639	12,052	11,488
Net Income (Loss)	$ 187,000,000	$ 864,000,000	$ 1,023,000,000	$ 917,000,000	$ 1,351,000,000
Company Selected Measure Amount	1,862,000,000	2,109,000,000	2,000,000,000	2,232,000,000	1,441,000,000
PEO Name	Joseph Morrissey	Kevin Ali	Kevin Ali	Kevin Ali	Kevin Ali
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description

(6)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Organon’s assessment, represents the most important performance measure used to link compensation actually paid to NEOs to the Company’s performance in 2025. See Appendix A of this proxy statement for a reconciliation of 2025 Adjusted EBITDA used for purposes of determining the AIP, a non-GAAP measure, to the most directly comparable GAAP measure. The 2025 Adjusted EBITDA reported within this table differs from the Adjusted EBITDA amount reported in our fiscal year end 2025 earnings release filed with the SEC on February 24, 2026, because the Adjusted EBITDA reported herein was adjusted to exclude the impact of foreign currency exchange rates and certain business development expenses. The amount reported for 2021 ($1.441B) represents the Adjusted EBITDA for the post-spinoff period from June to December 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	Constant Currency Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Joseph Morrissey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,772,848
PEO Actually Paid Compensation Amount	2,730,555
Kevin Ali [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	15,813,296	$ 17,117,424	$ 14,832,272	$ 13,532,980	$ 18,550,737
PEO Actually Paid Compensation Amount	(9,838,163)	$ 16,377,730	$ (553,768)	$ 11,727,234	$ 14,257,800
PEO | Joseph Morrissey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,115,815)
PEO | Joseph Morrissey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,391,567
PEO | Joseph Morrissey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,081,636)
PEO | Joseph Morrissey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(269,662)
PEO | Joseph Morrissey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph Morrissey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,253
PEO | Kevin Ali [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,501,988)
PEO | Kevin Ali [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kevin Ali [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,848)
PEO | Kevin Ali [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,360,906)
PEO | Kevin Ali [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(689,717)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,765,297)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,287,430
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,120,235)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,417)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,002